Income Taxes (Details) - Schedule of Income Tax Provision - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Federal
Current					$ 2,325,087	$ 726,410
Deferred					(903,665)	(329,186)
State
Current
Deferred
Change in valuation allowance					903,665	329,186
Income tax provision	$ 135,442	$ 630,565	$ 346,027	$ 1,186,335	$ 2,325,087	$ 726,410